Related Party Transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Related Party Transactions
29.	RELATED PARTY TRANSACTIONS

Transactions with related parties were as follows:

	December 31,	December 31,	December 31,
	2021	2020	2019
Sales & other services	8	5	2
Other purchases	19	21	18
Accounts receivable	2	1	—

For the years ended December 31, 2021, 2020 and 2019, the related party transactions were primarily with companies for which certain members of the Company’s management perform similar policymaking functions.  These include, but are not limited to: Orange, Telecom Italia and Idemia France.

For the years ended December 31, 2021, 2020 and 2019, the Company did not report any material transaction with its equity-method investments.

The Company made a contribution of $0.5 million for the year ended December 31, 2021, $0.5 million for the year ended December 31, 2020 and $0.4 million for the year ended December 31, 2019 to the ST Foundation, a non-profit organization established to deliver and coordinate independent programs in line with its mission.  Certain members of the Foundation’s Board are senior members of the Company’s management.